Commitments and Contingencies - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Underwriting discount per unit	$ 0.20	$ 0.20
Payments for underwriting discount	$ 8.1	$ 8.1
Deferred underwriting commission per unit	$ 0.35	$ 0.35
Deferred underwriting commissions payable	$ 14.1	$ 14.1